SCHEDULE OF CONTRACT LIABILITY (Details) - USD ($) $ in Thousands	3 Months Ended						12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Beginning balance	$ 2,397	$ 2,161	$ 2,399	$ 4,115	$ 2,802	$ 2,938	$ 2,938
New contracts net of cancellation	1,950	1,556	1,183	1,909	3,664	1,617	7,978	$ 7,531
Revenue recognized	(1,766)	(1,320)	(1,421)	(2,327)	(2,351)	(1,753)	(8,517)	(7,541)
Ending balance	2,581	$ 2,397	2,161	$ 3,697	$ 4,115	2,802	2,399	2,938
Beginning balance			$ 2,399			$ 2,938	2,938	2,948
Ending balance	$ 2,401						$ 2,399	$ 2,938